GOVERNMENT CASH SERIES
                   (A PORTFOLIO OF CASH TRUST SERIES, INC.)

                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Government Cash Series (the ``Fund'), a portfolio of Cash Trust Series, Inc. (the ``Company') dated September 30, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated September 30, 1996
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 147551204
9080103B (9/96)



TABLE OF CONTENTS

INVESTMENT POLICIES                        1

 Acceptable Investments                    1
 When-Issued and Delayed Delivery
  Transactions                             1
 Repurchase Agreements                     1
 Reverse Repurchase Agreements             1
 Lending of Portfolio Securities           1
INVESTMENT LIMITATIONS                     2

 Regulatory Compliance                     3
CASH TRUST SERIES, INC. MANAGEMENT         4

 Share Ownership                           8
 Director Compensation                     8
 Director Liability                        9
INVESTMENT ADVISORY SERVICES               9

 Investment Adviser                        9
 Advisory Fees                             9
BROKERAGE TRANSACTIONS                     9

OTHER SERVICES                            10

 Fund Administration                      10
 Custodian and Portfolio Accountant       10
 Transfer Agent                           10
 Independent Public Accountants           10
DISTRIBUTION PLAN AND SHAREHOLDER
    SERVICES AGREEMENT                    10
DETERMINING NET ASSET VALUE               10

REDEMPTION IN KIND                        11

THE FUND'S TAX STATUS                     11

PERFORMANCE INFORMATION                   11

 Yield                                    11
 Effective yield                          11
 Total Return                             12
 Performance Comparisons                  12
 Economic and Market Information          12
ABOUT FEDERATED INVESTORS                 12

FINANCIAL STATEMENTS                      13



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Directors (`the Directors'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Directors that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.


INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.
The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of the portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
LENDING CASH OR SECURITIES
The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market instruments, including repurchase agreements and variable rate U.S. government securities permitted by its investment objective, policies, limitations, or Articles of Incorporation.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry. DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest in securities subject to restrictions on resale under federal securities law.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Company or its investment adviser, owning individually more than .50% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



CASH TRUST SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Cash Trust Series, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny, & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
Miller, Ament, Henny, & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



     *This Director is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Directors handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Directors and Officers, `Funds'' include the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Directors as a group own less than 1% of the Fund`s outstanding shares.
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Kirpet Co., Omaha, NE, owned approximately 51,392,239 shares (8.66%); Parker & Parsley Development, Midland, TX, owned approximately 63,839,847 shares (10.78%); and BHC Securities, Inc., Philadelphia, PA owned approximately 81,270,964 shares (13.70%).
DIRECTOR COMPENSATION
                         AGGREGATE
NAME ,                 COMPENSATION
POSITION WITH             FROM           TOTAL COMPENSATION PAID
CORPORATION             CORPORATION*#        FROM FUND COMPLEX +


John F. Donahue          $0             $0 for the Fund and
Chairman and Director                   54 other investment companies in
the Fund Complex
Thomas G. Bigley++       $703.80        $86,331 for the Fund and
Director                                54 other investment companies in
the Fund Complex
John T. Conroy, Jr.      $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
William J. Copeland      $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
J. Christopher Donahue   $0             $0 for the Fund and
Director                                16 other investment companies in
the Fund Complex
James E. Dowd            $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Lawrence D. Ellis        $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Edward L. Flaherty, Jr.  $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Peter E. Madden          $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Gregor F. Meyer          $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
John E. Murray, Jr.      $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Wesley W. Posvar         $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Marjorie P. Smuts        $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex


*Information is furnished for the fiscal year ended May 31, 1996.
#The aggregate compensation is provided for the Corporation which is comprised of 4 portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Director or Trustee on 15 additional Federated Funds. DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.
ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1996, 1995, and 1994, the adviser earned $2,411,464, $2,041,481, and
$2,214,398, respectively, of which $234,663, $311,977, and $401,216, respectively, were waived.
   STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended May 31, 1996, 1995, and 1994, the Administrators earned $364,861, $309,080, and
$400,965, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended May 31, 1996, payments in the amount of $1,688,025 were made pursuant to the Distribution Plan, of which $1,205,732 was voluntarily waived and $482,293 was paid to financial institutions. In addition, for this period, the Fund paid Shareholder Services fees in the amount of $1,205,732.
DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended May 31, 1996, was 4.34%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended May 31, 1996, was
4.43%.


TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-year period and five-year period ended May 31, 1996, and for the period from August 23, 1989, (date of initial public investment) through May 31, 1996 were 4.85%, 3.71%, and 4.69%, respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime, and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in DALBAR surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
FINANCIAL STATEMENTS

The financial statements for Government Cash Series for the fiscal year ended May 31, 1996, are incorporated herein by reference to the Annual Report to Shareholders of Government Cash Series dated May 31, 1996.



*Source: Investment Company Institute




                            MUNICIPAL CASH SERIES
                   (A PORTFOLIO OF CASH TRUST SERIES, INC.)

                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Municipal Cash Series (the ``Fund'), a portfolio of Cash Trust Series, Inc. (the ``Company') dated September 30, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                      Statement dated September 30, 1996

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 147551303
9080102B (9/96)



TABLE OF CONTENTS

INVESTMENT POLICIES                  1

 Acceptable Investments              1
 Participation Interests             1
 Municipal leases                    1
 Ratings                             1
 When-Issued and Delayed Delivery
  Transaction                        1
 Repurchase Agreements               2
 Reverse Repurchase Agreements       2
 Credit Enhancement                  2
INVESTMENT LIMITATIONS               2

 Regulatory Compliance               4
CASH TRUST SERIES, INC. MANAGEMENT   5

 Share Ownership                     9
 Director Compensation               9
 Director Liability                 10
INVESTMENT ADVISORY SERVICES        10

 Investment Adviser                 10
 Advisory Fees                      10
BROKERAGE TRANSACTIONS              10

OTHER SERVICES                      11

 Fund Administration                11
 Custodian and Portfolio Accountant 11
 Transfer Agent                     11
 Independent Public accountants     11
DISTRIBUTION PLAN AND SHAREHOLDER
     SERVICES AGREEMENT             11

DETERMINING NET ASSET VALUE         12

REDEMPTION IN KIND                  12

THE FUND'S TAX STATUS               12

PERFORMANCE INFORMATION             12

 Yield                              12
 Effective Yield                    13
 Tax-Equivalent Yield               13
 Tax-Equivalency Table              13
 Total Return                       14
 Performance Comparisons            14
 Economic and Market Information    14
ABOUT FEDERATED INVESTORS           14

FINANCIAL STATEMENTS                15

APPENDIX                            16











  I



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Directors (`the Directors'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Directors, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations or Articles of Incorporation. INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in municipal securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments 25% or more of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements. DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer.
Under this limitation, each government subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.
Industrial development bonds backed only by the assets and revenues of a nongovernmental user, are considered to be issued solely by that user. If in the case of an industrial development bond or governmental-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Company or its investment adviser, owning individually more than .50% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



CASH TRUST SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Cash Trust Series, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.



J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny, & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.
Gregor F. Meyer
Miller, Ament, Henny, & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



     *This Director is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Directors handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Directors and Officers, `Funds'' include the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Directors as a group own less than 1% of the Fund`s outstanding shares.
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: BHC Securities, Inc., Philadelphia, PA, owned approximately 32,958,697 shares (6.08%) and McDonald & Co. Securities, Inc., Cincinnati, OH, owned approximately 179,127,239 shares (33.09%).
DIRECTOR COMPENSATION
                         AGGREGATE
NAME ,                 COMPENSATION
POSITION WITH             FROM           TOTAL COMPENSATION PAID
CORPORATION             CORPORATION*#        FROM FUND COMPLEX +


John F. Donahue          $0             $0 for the Fund and
Chairman and Director                   54 other investment companies in
the Fund Complex
Thomas G. Bigley++       $703.80        $86,331 for the Fund and
Director                                54 other investment companies in
the Fund Complex
John T. Conroy, Jr.      $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
William J. Copeland      $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
J. Christopher Donahue   $0             $0 for the Fund and
Director                                16 other investment companies in
the Fund Complex
James E. Dowd            $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Lawrence D. Ellis        $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Edward L. Flaherty, Jr.  $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Peter E. Madden          $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Gregor F. Meyer          $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
John E. Murray, Jr.      $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Wesley W. Posvar         $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Marjorie P. Smuts        $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex


*Information is furnished for the fiscal year ended May 31, 1996.
#The aggregate compensation is provided for the Corporation which is comprised of 4 portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Director or Trustee on 15 additional Federated Funds. DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.
ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1996, 1995, and 1994, the adviser earned $2,478,141, $2,619,462, and
$2,737,684, respectively, of which $390,103, $264,144, and $315,012, respectively, were waived.
   STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended May 31, 1996, 1995, and 1994, the Administrators earned $374,937, $396,587, and
$441,902, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended May 31, 1996, payments in the amount of $1,734,698 were made pursuant to the Distribution Plan, of which $1,239,070 was voluntarily waived and $495,628 was paid to financial institutions. In addition, for this period, the Fund paid Shareholder Services fees in the amount of $1,239,070.


DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended May 31, 1996, was 2.92%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended May 31, 1996, was
2.97%.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 39.60% tax rate (the maximum effective federal rate for individuals) and assuming that the income is 100% tax exempt.
The Fund's tax-equivalent yield for the seven-day period ended May 31, 1996, was 4.83%.
TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                       TAXABLE YIELD EQUIVALENT FOR 1996
                              MULTISTATE MUNICIPAL FUNDS

    FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%


    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-year period and five-year period ended May 31, 1996, and for the period from August 25, 1989 (date of initial public investment) through May 31, 1996, were 3.04%, 2.67%, and 3.42%, respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime, and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in DALBAR surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
FINANCIAL STATEMENTS

The financial statements for Municipal Cash Series for the fiscal year ended May 31, 1996, are incorporated herein by reference to the Annual Report to Shareholders of Municipal Cash Series dated May 31, 1996.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-L+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to first or second tier securities.
NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICE, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ - Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 - Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2 - Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.





                              PRIME CASH SERIES
                   (A PORTFOLIO OF CASH TRUST SERIES, INC.)

                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Prime Cash Series (the ``Fund'), a portfolio of Cash Trust Series, Inc. (the ``Company') dated September 30, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated September 30, 1996

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 147551105
9080101B (9/96)



TABLE OF CONTENTS

INVESTMENT POLICIES                  1

 Acceptable Investments              1
 U.S. Government Securities          1
 Bank Instruments                    1
 Ratings                             1
 When-Issued and Delayed Delivery
  Transactions                       1
 Repurchase Agreements               2
 Reverse Repurchase Agreements       2
 Credit Enhancements                 2
 Lending of Portfolio Securities     2
INVESTMENT LIMITATIONS               2

 Regulatory Compliance               4
CASH TRUST SERIES, INC. MANAGEMENT   5

 Share Ownership                     9
 Director Compensation               9
 Director Liability                 10
INVESTMENT ADVISORY SERVICES        10

 Investment Adviser                 10
 Advisory Fees                      10
BROKERAGE TRANSACTIONS              10

OTHER SERVICES                      11

 Fund Administration                11
 Custodian and Portfolio Accountant 11
 Transfer Agent                     11
 Independent Public Accountants     11
DISTRIBUTION PLAN AND SHAREHOLDER
     SERVICES AGREEMENT             11

DETERMINING NET ASSET VALUE         12

REDEMPTION IN KIND                  12

THE FUND'S TAX STATUS               12

PERFORMANCE INFORMATION             12

 Yield                              12
 Effective Yield                    13
 Total Return                       13
 Performance Comparisons            13
 Economic and Market Information    13
ABOUT FEDERATED INVESTORS           13

FINANCIAL STATEMENTS                14



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Directors (`the Directors'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the
      obligations.
BANK INSTRUMENTS
The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund (`BIF'') or the Savings Association Insurance Fund (`SAIF''), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.'' WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


REPURCHASE AGREEMENTS
The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of the portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective, policies, limitations, or Articles of Incorporation.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. The Fund may invest 25% or more of the value of its total assets in cash, cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Federal Securities Laws, except for Section 4(2) commercial paper.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Company or its investment adviser, owning individually more than .50% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


CASH TRUST SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Cash Trust Series, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny, & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
Miller, Ament, Henny, & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.
Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



     *This Director is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Directors handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Directors and Officers, `Funds'' include the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Directors as a group own less than 1% of the Fund`s outstanding shares.
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Hanifen Imhoff Clearing Corp., Denver, CO, owned approximately 98,651,003 shares (5.07%); BHC Securities, Inc., Philadelphia, PA, owned approximately 196,503,946 shares (10.11%) and Primvest Financial Services, St. Cloud, MN, owned approximately 206,778,004 shares (10.64%).
DIRECTOR COMPENSATION
                         AGGREGATE
NAME ,                 COMPENSATION
POSITION WITH             FROM           TOTAL COMPENSATION PAID
CORPORATION             CORPORATION*#        FROM FUND COMPLEX +
John F. Donahue          $0             $0 for the Fund and
Chairman and Director                   54 other investment companies in
the Fund Complex
Thomas G. Bigley++       $703.80        $86,331 for the Fund and
Director                                54 other investment companies in
the Fund Complex
John T. Conroy, Jr.      $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
William J. Copeland      $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
J. Christopher Donahue   $0             $0 for the Fund and
Director                                16 other investment companies in
the Fund Complex
James E. Dowd            $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Lawrence D. Ellis        $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Edward L. Flaherty, Jr.  $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Peter E. Madden          $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Gregor F. Meyer          $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
John E. Murray, Jr.      $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Wesley W. Posvar         $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Marjorie P. Smuts        $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex


*Information is furnished for the fiscal year ended May 31, 1996.
#The aggregate compensation is provided for the Corporation which is comprised of 4 portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Director or Trustee on 15 additional Federated Funds. DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.
ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1996, 1995, and 1994, the adviser earned $6,691,023, $4,431,610, and $4,069,739, respectively, of which $1,766,935, $1,803,372, and $1,478,163, respectively, were waived.
   STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation. If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended May 31, 1996, 1995, and 1994, the Administrators earned $1,012,314, $607,946, and
$621,911, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.
INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended May 31, 1996, payments in the amount of $4,683,716 were made pursuant to the Distribution Plan, of which $3,372,274 was voluntarily waived and $1,311,442 was paid to financial institutions. In addition, for this period, the Fund paid Shareholder Services fees in the amount of $3,345,511.


DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended May 31, 1996, was 4.42%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended May 31, 1996, was 4.51%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-year period and five-year period ended May 31, 1996 and for the period from August 18, 1989 (date of initial public investment) through May 31, 1996 were 4.90%, 3.79%, and 4.77%, respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime, and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in DALBAR surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
FINANCIAL STATEMENTS

The financial statements for Prime Cash Series for the fiscal year ended May 31, 1996, are incorporated herein by reference to the Annual Report to Shareholders of Prime Cash Series dated May 31, 1996.













*Source: Investment Company Institute
                            TREASURY CASH SERIES
                  (A PORTFOLIO OF CASH TRUST SERIES, INC.)

                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Treasury Cash Series (the ``Fund'), a portfolio of Cash Trust Series, Inc. (the ``Company') dated September 30, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                     Statement dated September 30, 1996

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 147551402
0010801B (9/96)



TABLE OF CONTENTS

INVESTMENT POLICIES                  1

 When-Issued and Delayed Delivery
  Transactions                       1
 Repurchase Agreements               1
 Reverse Repurchase Agreements       1
INVESTMENT LIMITATIONS               1

 Regulatory Compliance               3
CASH TRUST SERIES, INC. MANAGEMENT   4

 Share Ownership                     8
 Director Compensation               8
 Director Liability                  9
INVESTMENT ADVISORY SERVICES         9

 Investment Adviser                  9
 Advisory Fees                       9
BROKERAGE TRANSACTIONS               9

OTHER SERVICES                      10

 Fund Administration                10
 Custodian and Portfolio Accountant 10
 Transfer Agent                     10
 Independent Public Accountants     10
DISTRIBUTION PLAN AND SHAREHOLDER
     SERVICES AGREEMENT             10

DETERMINING NET ASSET VALUE         11



REDEMPTION IN KIND                  11

THE FUND'S TAX STATUS               11

PERFORMANCE INFORMATION             11

 Yield                              11
 Effective Yield                    12
 Total Return                       12
 Performance Comparisons            12
 Economic and Market Information    12
ABOUT FEDERATED INVESTORS           12

FINANCIAL STATEMENTS                13

















I



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Directors (`the Directors'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.
The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or

I



before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreement.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets of the Fund at the time of the borrowing.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, including repurchase agreements, permitted by its investment objective, policies, and limitations or Articles of Incorporation.
INVESTING IN RESTRICTED SECURITIES
The Fund will not purchase or sell securities which are restricted as to resale under federal securities law.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.


I



DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

I



INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Company or its investment adviser, owning individually more than .50% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be ``ash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



I



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



CASH TRUST SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Cash Trust Series, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport


I



Research, Ltd.; Chief Executive Officer and Director or Trustee of the
Funds. .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor

I



Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


James E. Dowd
571 Hayward Mill Road


I



Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny, & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


I



Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
Miller, Ament, Henny, & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

I



Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.

I




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



I



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


     *This Director is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Directors handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Directors and Officers, `Funds'' include the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government

I



Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Directors as a group own less than 1% of the Fund`s outstanding shares.

I



As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Var & Co., St. Paul, MN, owned approximately 37,121,433 shares (6.27%); North Fork Bank & Trust, Mineola, NY, owned 42,455,072 shares (7.17%); Citizens Commercial & Savings Bank, Flint, MI, owned approximately 57,973,218 shares (9.80%); and BHC Securities, Inc., Philadelphia, PA, owned approximately 72,641,676 shares (12.28%).
DIRECTOR COMPENSATION
                         AGGREGATE
NAME ,                 COMPENSATION
POSITION WITH             FROM           TOTAL COMPENSATION PAID
CORPORATION             CORPORATION*#        FROM FUND COMPLEX +


John F. Donahue          $0             $0 for the Fund and
Chairman and Director                   54 other investment companies in
the Fund Complex
Thomas G. Bigley++       $703.80        $86,331 for the Fund and
Director                                54 other investment companies in
the Fund Complex
John T. Conroy, Jr.      $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
William J. Copeland      $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
J. Christopher Donahue   $0             $0 for the Fund and
Director                                16 other investment companies in
the Fund Complex

I



James E. Dowd            $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Lawrence D. Ellis        $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Edward L. Flaherty, Jr.  $758.11        $115,760 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Peter E. Madden          $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Gregor F. Meyer          $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
John E. Murray, Jr.      $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Wesley W. Posvar         $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex
Marjorie P. Smuts        $703.80        $104,898 for the Fund and
Director                                54 other investment companies in
the Fund Complex


*Information is furnished for the fiscal year ended May 31, 1996.
#The aggregate compensation is provided for the Corporation which is comprised of 4 portfolios.

I



+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Director or Trustee on 15 additional Federated Funds. DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.
ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1996, 1995, and 1994 the adviser earned $3,046,700, $2,165,237, and
$2,413,838, respectively, of which $218,855, $351,246, and $475,263, respectively, were waived.

I



   STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund

I



or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.




I



OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended May 31, 1996, 1995, and 1994, the Administrators earned $460,924, $327,818, and
$441,499, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.



I



INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

I



For the fiscal year ended May 31, 1996, payments in the amount of $2,132,690 were made pursuant to the Distribution Plan, of which $1,523,350 was voluntarily waived and $609,340 was paid to financial institutions. In addition, for this period, the Fund paid Shareholder Services fees in the amount of $1,523,350.
DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The

I



Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.


I



PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's net yield for the seven-day period ended May 31, 1996, was
4.32%.
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended May 31, 1996, was
4.42%.


I



TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-year period and five-year period ended May 31, 1996, and for the period from February 7, 1990 (date of initial public investment) through May 31, 1996 were 4.83%, 3.64%, and 4.35%, respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication


I



      reports monthly and 12-month-to-date investment results for the same money funds.
     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.


I



The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime, and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


I



INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in DALBAR surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
FINANCIAL STATEMENTS

The financial statements for Treasury Cash Series for the fiscal year ended May 31, 1996, are incorporated herein by reference to the Annual Report to Shareholders of Treasury Cash Series dated May 31, 1996.


*Source: Investment Company Institute